November 1, 2010

Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Attention: John C. Grzeskiewicz, Esq.

Re:	BNY Mellon Funds Trust (the "Trust")
1933 Act Registration No. 333-34844
1940 Act Registration No. 811-09903

Ladies and Gentlemen:

On behalf of the above-referenced Trust, transmitted for filing is an EDGAR version of Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (the "Amendment").

Part A of the Amendment pertaining to the combined 25 fund Prospectus for Class M and Investor shares (the "Class M and Investor Shares Prospectus") is marked to show changes to the combined 23 fund Prospectus included in Post-Effective Amendment No. 29 to the Trust's Registration Statement ("PEA 29") filed with the Securities and Exchange Commission (the "SEC") on December 24, 2009 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act").  We note that the separate prospectuses of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund currently in effect were included in Post-Effective Amendment No. 31 to the Trust's Registration Statement filed with the SEC on July 14, 2010 ("PEA 31") and are being combined into the Class M and Investor Shares Prospectus.  Part A of the Amendment also includes the combined Prospectus for Dreyfus Premier shares (the "Dreyfus Premier Shares Prospectus") of BNY Mellon Mid Cap Stock Fund, BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund.  The Dreyfus Premier Shares Prospectus is marked to show changes to that Prospectus filed with PEA 29.

Part B of the Amendment for the combined 23 fund Statement of Additional Information ("SAI") and the combined SAI of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund is marked to show the changes thereto to PEA 29 and PEA 31, respectively.

Part C of the Amendment is marked to show the changes thereto to PEA 31.

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to incorporate a Fund Summary section with respect to each fund included in the Class M and Investor Shares Prospectus and the Dreyfus Premier Shares Prospectus.

Please address any comments or questions pertaining to the Amendment to my attention at (212) 922-6754.

Sincerely,

/s/ Joseph M. Chioffi

Vice President and Assistant Secretary